Pension Plans (Defined Contribution Plans Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dutch Defined Contribution Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined employer contributions	$ 200,000	$ 400,000	$ 300,000
Defined contribution plan, pension contributions outstanding	0
Irish Defined Contribution Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined employer contributions	1,800,000	$ 1,100,000	$ 300,000
Defined contribution plan, pension contributions outstanding	$ 0